Submission	Oct. 31, 2025
Submission [Line Items]
Central Index Key	0001781397
Registrant Name	EpicQuest Education Group International Ltd
Registration File Number	333-288399
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A